Fair value of financial instruments - Reconciliation Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair value of financial instruments
Financial assets at beginning of period	€ 17,888
Financial assets at end of period	16,493	€ 17,888
Level 3 | Private Venture Funds
Fair value of financial instruments
Net gain in income statement	63	(6)
At Fair Value-Assets | Level 3
Fair value of financial instruments
Financial assets at beginning of period	674	688
Net gain in income statement	89	52
Net loss recorded in other comprehensive income	(89)	(48)
Purchases	89	72
Sales	(182)	(101)
Other movements	(29)	11
Financial assets at end of period	€ 552	€ 674